Income taxes (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income as per deferred tax related to the origin and reversal of temporary differences	$ (8,160,347)	$ 9,930,675	$ (500,800)
Prior year adjustments	(1,390,633)	484,985	569,212
Effect of change in tax rates	0	23,903	(50,071)
Tax benefits (loss)	11,804,310	(1,795,446)	611,282
Total deferred tax expense	2,253,330	8,644,117	629,623
Current tax expense	(43,516,068)	(144,929,220)	(47,841,130)
Prior period adjustments	1,286,824	158,286	(1,154,469)
Total expenses (income) for current taxes	(42,229,244)	(144,770,934)	(48,995,599)
(Loss) Income from income tax	$ (39,975,914)	$ (136,126,817)	$ (48,365,976)